October 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Peoples Benefit Life Insurance Company Separate Account V - Advisor's Edge Variable Annuity, Advisor's Edge Select Variable Annuity and Dimensional Variable Annuity
     File No.33-80958, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies:
AEGON/Transamerica Series Fund, Inc.; Alliance Variable Products Series Fund, Inc.; Credit Suisse Warburg Pincus Trust; DFA Investment Dimensions Group, Inc.; Dreyfus Investment Portfolios; Dreyfus Socially Responsible Growth Fund, Inc.; Dreyfus Variable Investment Fund; Endeavor Series Trust; Federated Insurance Series; Montgomery Funds III; Seligman Portfolios, Inc.; SteinRoe Variable Investment Trust; Strong Variable Insurance Funds, Inc.; Transamerica Variable Insurance Fund, Inc. and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  AEGON/Transamerica Series Fund, Inc. (CIK: 778207) filed August 28, 2001
 .  Alliance Variable Products Series Fund, Inc. (CIK: 825316) filed August 22,
   2001
 .  Credit Suisse Warburg Pincus Trust (CIK: 941568) filed September 6, 2001
 .  DFA Investment Dimensions Group, Inc. (CIK: 355437) filed August 9, 2001
 .  Dreyfus Investment Portfolios (CIK: 1056707) filed August 27, 2001
 .  Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed August 24,
   2001
 .  Dreyfus Variable Investment Fund (CIK: 813383) filed August 28, 2001
 .  Endeavor Series Trust (CIK: 847254) filed August 15, 2001
 .  Federated Insurance Series (CIK: 912577) filed August 23, 2001
 .  Montgomery Funds III (CIK: 930648) filed September 4, 2001
 .  Seligman Portfolios, Inc. (CIK: 817841) filed August 30, 2001
 .  SteinRoe Variable Investment Trust (CIK: 815425) filed September 26, 2001
 .  Strong Variable Insurance Funds, Inc. (CIK: 883644) filed September 4, 2001
 .  Transamerica Variable Insurance Fund, Inc. (CIK: 1002786) filed August 24,
   2001
 .  Wanger Advisors Trust (CIK: 929521) filed August 17, 2001

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel